SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Jul. 31, 2024	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022		Jun. 30, 2024	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Advertising expenses				$ 14,516	$ 15,726	$ 14,777
Severance pay expense				1,647	2,102	2,614
Impairment of Property Plant and Equipment				0	28,471	26,429
Impairment loss				3,800	27,486
Impairment of Right of Use Asset				16,575
Goodwill			$ 0	0	0	0			$ 45,800
Goodwill and Intangible Asset Impairment				$ 1,007	$ 47,939	71,258
Goodwill Impairment			$ (44,829)			$ (44,829)	[1]
Anti-dilutive stock options excluded from the calculations of Diluted EPS				2,495,479	2,310,543	1,534,500
Net credit after costs				$ 6,000
Capital gain partial sale land				7,400
Total Expenses Including Decommissioning And Termination Costs					$ 2,900
Employee termination costs					1,000
Decommissioning and restoration costs				1,400	1,900
Accrued expenses and other liabilities accrued				1,500
Richmond Hill Facility [Member]
Property, Plant and Equipment [Line Items]
Impairment of Property Plant and Equipment				3,800
Impairment of Right of Use Asset				3,236
US And Sdot Yam Manufacturing Facility [Member]
Property, Plant and Equipment [Line Items]
Impairment of Property Plant and Equipment					28,472
Impairment of Right of Use Asset					16,575
Lioli Ceramica Pvt Ltd [Member]
Property, Plant and Equipment [Line Items]
Purchased additional shares	10,699,162	9,870,000
Purchased additional share amount	$ 1,600	$ 2,500
Lioli Ceramica Pvt Ltd [Member] | Lioli [Member]
Property, Plant and Equipment [Line Items]
Ownership interest, percentage	80.70%	60.40%						80.70%
Sdot Yam [Member]
Property, Plant and Equipment [Line Items]
Impairment loss				$ 3,236	986
Impairment of Right of Use Asset					$ 16,575

[1]	The Company performs its annual testing of goodwill in the fourth quarter of each year in accordance with ASC 350 (see also Note 2l). During the fourth quarter of 2022, the Company conducted an impairment test of its reporting unit. Due to factors such as a decrease in the Company's market value, lower-than-expected projected future cash flows, and higher interest rates, a pre-tax, non-cash goodwill impairment charge of $44,829 was recorded.